DEFINITIONS	9 Months Ended
Dec. 31, 2012
Definitions [Abstract]
Definitions [Text Block]
NOTE 1	-	DEFINITIONS

“2012 Bond Principal Payment” equals $260,000

“Cash Reserves” are equal to the amount listed in Note 2

“Current Balance Sheet Date” means December 31, 2012

“Current Bond Liability” is equal to the amount listed in Note 2

“Current Fiscal Year” means the twelve months ended March 31, 2013

“Current Quarter” means the three months ended December 31, 2012

“Current YTD” means the nine months ended December 31, 2012

“Derivative Interest Liability Common Shares” means the following Common Shares issued in lieu of cash in payment of Derivative Interest due and owing as of the Current Balance Sheet Date:

Common Shares Issued
348,671

“Epic Quarterly Payment Amount” is equal to $62,500

“FDA” means the U.S. Food and Drug Administration

“Outstanding Bond Principal Payments” means principal payments which were due and owing on the NJEDA Bonds on or before the Current Balance Sheet Date and not made, consisting of the following:

Payment Date	Amount
September 1, 2010	225,000
September 1, 2011	470,000
September 1, 2012	730,000

“Prior Year Balance Sheet Date” means December 31, 2011

“Prior Fiscal Year” means the twelve months ended March 31, 2012

“Prior Year Quarter” means the three months ended December 31, 2011

“Restricted Cash Interest Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make interest payments due to holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075

The accompanying notes are an integral part of the condensed consolidated financial statements.

“Restricted Cash Principal Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make principal payments due to holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	210,000

“SEC” means the Securities and Exchange Commission

“Treppel Credit Line Balance” equals $500,000

“Treppel Credit Line Interest Due” equals $6,932

“Treppel Credit Line Limit” equals $1,000,000

“Working Capital Deficit” is equal to the amount listed in Note 2